The Saratoga Advantage Trust

Supplement dated October 4, 2010 to the Class I Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio and Municipal Bond Portfolio.

Reference is made to the section entitled “INVESTMENT QUALITY BOND PORTFOLIO” located on page 5 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO” located on page 9 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated October 4, 2010 to the Class A Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio and Municipal Bond Portfolio.

Reference is made to the section entitled “INVESTMENT QUALITY BOND PORTFOLIO” located on page 5 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO” located on page 9 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated October 4, 2010 to the Class B Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio and Municipal Bond Portfolio.

Reference is made to the section entitled “INVESTMENT QUALITY BOND PORTFOLIO” located on page 5 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO” located on page 9 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated October 4, 2010 to the Class C Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio and Municipal Bond Portfolio.

Reference is made to the section entitled “INVESTMENT QUALITY BOND PORTFOLIO” located on page 5 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO” located on page 9 of the Prospectus.   All references to Douglas Edler under the sub-heading “THE ADVISER” are deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated October 4, 2010 to the

Statement of Additional Information

Dated December 31, 2009 of the Saratoga Advantage Trust

This Supplement updates and supersedes any contrary information contained in the Statement of Additional Information dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio and Municipal Bond Portfolio.

All references to Douglas P. Edler contained in the section entitled “PORTFOLIO MANAGERS” beginning on page 48 of the Statement of Additional Information are deleted.

Please retain this supplement for future reference.